Leases (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of quantitative information about right-of-use assets
Set out below are the carrying amounts of lease liabilities and the movements during the fiscal year:

	2020	2019
At the beginning of the fiscal year	1,248,339	816,166
Additions	380,862	674,781
Accretion of interest (see note 38)	180,785	166,048
Difference in foreign currency	292,007	370,981
Payments	(561,773)	(312,356)
Monetary effects	(364,693)	(467,281)

At the end of the fiscal year (see note 24)	1,175,527	1,248,339

Summary of maturity analysis of operating lease payments
The table below shows the maturity of the lease liabilities as of December 31, 2020 and 2019:

Lease liabilities	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
As of 12/31/2020	46,132	83,521	108,132	178,066	415,851	250,322	509,354	759,676
As of 12/31/2019	52,511	87,497	119,928	196,711	456,647	233,434	558,258	791,692

Summary of Reconciliation Between Gross Investment of Financial Leases and the Current Value of the Minimum Payments Receivables
The following table shows the reconciliation between the total gross investment of financial leases and the current value of the minimum payments receivables for such leases:

	12/31/2020		12/31/2019
	Current value of minimum payments	Total gross investment	Current value of minimum payments	Total gross investment
Up to 1 year	80,408	102,282	214,710	263,150
From 1 to 5 years	38,154	59,291	97,785	129,338

	118,562	161,573	312,495	392,488